Commitments and Contingencies (Details Narrative) - USD ($)									3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 15, 2024	Dec. 04, 2024	Jun. 03, 2024	Mar. 15, 2024	Dec. 18, 2023	May 01, 2021	Sep. 15, 2016	Sep. 01, 2015	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020	Mar. 31, 2023	Jul. 19, 2022
Loss Contingencies [Line Items]
Convertible promissory note														$ 1,638,760
Operating lease term						61 months
Base rent						$ 3,783
Operating lease right-of-use asset, net									$ 34,821		$ 34,821		69,642	116,070
Operating lease liability									33,961		33,961		$ 71,329	$ 119,542
Operating lease incremetal borrowing rate													0.81%	0.81%
Prepaid expense									766,667		766,667		$ 766,667
Prepaid contracts expense											573,424		54,612
Employee Benefits and Share-Based Compensation									389,707		1,156,410	0	893,781
Share based compensation													114,373
Share based compensation				$ 50,000							1,955,275	$ 827,357	1,840,908	$ 1,198,579
Operating lease yearly escalation percentage						3.00%
Related lease liability									$ 33,961		$ 33,961		$ 71,329
Common Stock [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross											103,186		3,487,500
Sale of common stock, net of receivables of $75,000, shares									143,654		143,654	112,500	112,500	41,250
Sale of Stock, Price Per Share													$ 4.00
General and Administrative Expense [Member]
Loss Contingencies [Line Items]
Operating leases rent expenses													$ 17,740	$ 20,844
Short-term rental costs									$ 8,824	$ 2,332	$ 14,109	$ 15,407
Service Agreements [Member]
Loss Contingencies [Line Items]
Agreements term			36 months
Employee Benefits and Share-Based Compensation													779,411
Share based compensation													3,744,591
Share based compensation													$ 893,784
Service Agreements [Member] | Common Stock [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross			3,487,500
Sale of common stock, net of receivables of $75,000, shares			37,500
Sale of Stock, Price Per Share			$ 1.33
Service Agreements [Member] | Entity Three [Member] | Common Stock [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross			1,162,500
Service Agreements [Member] | Tiberend Strategic Advisors [Member]
Loss Contingencies [Line Items]
Non-payment amount																	$ 130,400
Convertible promissory note																$ 150,000
Consulting Agreements [Member]
Loss Contingencies [Line Items]
Agreements term													2 years
Dominant Treasure Agreement [Member]
Loss Contingencies [Line Items]
Agreements term	36 months
Payment for services	$ 2,300,000
Success fee percentage	5.00%
Royalty percentage	5.00%
Prepaid expense	$ 2,300,000
Consulting expense									193,242		573,425
Executive Employment Agreements [Member]
Loss Contingencies [Line Items]
Salary payment description		base salaries was adjusted to 105% of the original base salaries and the Company started paying a 100% of the salaries			On December 18, 2023, various employees agreed to reduce their annual base salary to 20% of their original base salary effective October 1, 2023 until the time the Company raises additional capital from securities in the amount of $1,500,000 (the “Reduction Period”). Upon the expiration of the Reduction Period, the bases salaries shall adjust to be 105% of their original base salary as set forth in their original agreements.										the Company began consistently paying salaries at 50% of the salaries reflected in the respective employment agreements. As of September 2021, the Company began paying full salaries. Throughout 2022, the Company returned to paying partial salaries and by October 2023 the company stopped paying 100% in an effort to conserve cash.
License Agreements [Member] | Aquanova AG [Member]
Loss Contingencies [Line Items]
Royalty percentage							1.25%
Annual license fee							$ 75,000
Accrued license fees													$ 75,000	$ 150,000
Royalty amount							3,000,000
Accrued liabilities									$ 56,250		$ 56,250		$ 75,000
License Agreements [Member] | Aquanova AG [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Commitments							200,000
License Agreements [Member] | Aquanova AG [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Commitments							600,000
License Agreements [Member] | Aquanova AG [Member] | UNITED STATES | Minimum [Member]
Loss Contingencies [Line Items]
Commitments							200,000
License Agreements [Member] | Aquanova AG [Member] | UNITED STATES | Maximum [Member]
Loss Contingencies [Line Items]
Commitments							600,000
License Agreements [Member] | Aquanova AG [Member] | European Union [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Commitments							200,000
License Agreements [Member] | Aquanova AG [Member] | European Union [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Commitments							600,000
License Agreements [Member] | Aquanova AG [Member] | CHINA | Minimum [Member]
Loss Contingencies [Line Items]
Commitments							200,000
License Agreements [Member] | Aquanova AG [Member] | CHINA | Maximum [Member]
Loss Contingencies [Line Items]
Commitments							600,000
License Agreements [Member] | Aquanova AG [Member] | JAPAN | Minimum [Member]
Loss Contingencies [Line Items]
Commitments							200,000
License Agreements [Member] | Aquanova AG [Member] | JAPAN | Maximum [Member]
Loss Contingencies [Line Items]
Commitments							$ 600,000
Licensing And Royalty Agreements [Member]
Loss Contingencies [Line Items]
Royalty percentage							5.00%
License Agreements II [Member] | Murdoch Childrens Research Institute [Member]
Loss Contingencies [Line Items]
Royalty percentage								1.50%
License Agreements II [Member] | Murdoch Childrens Research Institute [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Commitments								$ 66,000
License Agreements II [Member] | Murdoch Childrens Research Institute [Member] | UNITED STATES | Minimum [Member]
Loss Contingencies [Line Items]
Commitments								100,000
License Agreements II [Member] | Murdoch Childrens Research Institute [Member] | UNITED STATES | Maximum [Member]
Loss Contingencies [Line Items]
Commitments								300,000
License Agreements II [Member] | Murdoch Childrens Research Institute [Member] | European Union [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Commitments								100,000
License Agreements II [Member] | Murdoch Childrens Research Institute [Member] | European Union [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Commitments								300,000
License Agreements II [Member] | Murdoch Childrens Research Institute [Member] | CHINA | Minimum [Member]
Loss Contingencies [Line Items]
Commitments								100,000
License Agreements II [Member] | Murdoch Childrens Research Institute [Member] | CHINA | Maximum [Member]
Loss Contingencies [Line Items]
Commitments								300,000
License Agreements II [Member] | Murdoch Childrens Research Institute [Member] | JAPAN | Minimum [Member]
Loss Contingencies [Line Items]
Commitments								100,000
License Agreements II [Member] | Murdoch Childrens Research Institute [Member] | JAPAN | Maximum [Member]
Loss Contingencies [Line Items]
Commitments								$ 300,000